Description of Business, Organization, and Basis of Presentation	12 Months Ended
Dec. 31, 2019
Description Of Business Organization And Basis Of Presentation [Abstract]
DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION

1.	DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION

CNFinance Holdings Limited ("CNFinance"), through its wholly-owned subsidiaries and consolidated variable interest entities (collectively, referred to hereinafter as the "Group") in the People's Republic of China ("PRC"), primarily provides micro credit loan services for micro and small-enterprise ("MSE") owners, and loan lending agency service for banks.

The Group's main funding resources are equity and borrowings from third parties. The loans are granted through its licensed micro credit subsidiaries in Beijing, Shenzhen and Chongqing directly, or the structured funds funded with the Group as general partners. Through the Group's network of sales team and branch offices, prospective MSE borrowers are referred to the licensed micro credit subsidiaries or the structured funds ("original model"). All loans were secured by residential or commercial real estate as of December 31, 2019.

In December 2018, the Group began to explore a new collaboration model to mitigate credit risks ("collaboration model") and started to record the business under this model. The collaboration model is different from the existing original model by adding a collaboration relationship, which involves sales partners for introducing borrowers and providing a certain level of guarantee of repayment for loans recommended. Under such model, the Group is able to develop a financial services platform that matches various parties to lend resources at competitive rates. Those parties include sales partners who introduce borrowers from particular jurisdictions, trust companies that administer funds, and qualified investors who wish to earn a return on lending activities. The sales partners are nationwide mid-or-small companies that have local risk assessment capabilities. The collaboration model requires the sales partners to place a security deposit called credit risk mitigation positions which could be confiscated by the Group when loans are defaulted. The loan borrowers who are introduced by the sales partners are MSE owners who have properties that can be used as collateral.

Reorganization

CNFinance is incorporated in the Cayman Islands and was established on January 8, 2014 by the shareholders of Sincere Fame International Limited ("Sincere Fame"). In 2014, CNFinance Holdings Limited was incorporated under the laws of Cayman Islands. CNFinance became its holding company through share exchanges with the shareholders of Sincere Fame ("Reorganization") on March 27, 2018. The shareholders of Sincere Fame transferred all of their equity interests in Sincere Fame, consisting of 1,230,434,040 ordinary shares of Sincere Fame, in exchange for 1,230,434,040 ordinary shares of CNFinance and CNFinance became the parent company of Sincere Fame.

As presented in Note 15, the Company issued one (1) share upon incorporation with par value of HKD0.0001. Upon the shares transfer, the total issued and outstanding shares of the Company is 1,230,434,041.

Sincere Fame was incorporated in the British Virgin Islands and before the Reorganization, through its wholly-owned subsidiaries and consolidated variable interest entities in the PRC, primarily provided micro credit loan services for MSE owners, and loan lending agency service for banks.

Basis of preparation

The consolidated financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles ("U.S. GAAP").

The net assets of Sincere Fame are initially measured and recognized at their historical carrying amounts because the shareholders of CNFinance immediately after the Reorganization have identical ownership interests in Sincere Fame immediately before the Reorganization and the Reorganization is solely for the purpose of establishing the legal structure of CNFinance. Accordingly, the transfer of net assets of Sincere Fame has been accounted for and presented in the accompanying consolidated financial statements in a manner similar to a pooling-of-interests. That is, the consolidated financial statements of CNFinance include the results of the operations and the statement of financial position of Sincere Fame as of the beginning of the earliest period presented. Since CNFinance did not engage in any operating activities, CNFinance's consolidated financial position as of December 31, 2018 and 2019, and its results of operations for the years then ended represent the continuation of the consolidated financial statements of Sincere Fame, except for its capital structure, which is retroactively adjusted to reflect the legal capital structure of CNFinance.

Investment in significant subsidiaries for the year ended December 31, 2019

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect

Sincere Fame International Limited 诚名国际有限公司	British Virgin Islands October 6, 2006	USD	1,230,434.04	USD	1,230,434.04	100%	-	Investment Holding
China Financial Services Group Limited 泛华金融服务集团 有限公司	Hong Kong August 28, 2000	HKD	100,000,000	HKD	100,000,000	-	100%	Investment Holding
Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. 泛华创利信息技术 (深圳) 有限公司	the PRC December 21, 1999	HKD	400,000,000	HKD	400,000,000	-	100%	Investment Holding
Shenzhen Fanhua United Investment Group Co., Ltd. 深圳泛华联合投资集团 有限公司	the PRC August 9, 2006	RMB	250,000,000	RMB	250,000,000	-	100%	Investment Holding
Guangzhou Anyu Mortgage Consulting Co., Ltd. 广州安宇按揭咨询 有限公司	the PRC January 23, 2003	RMB	2,220,000	RMB	2,220,000	-	100%	Micro credit and mortgage agency services
Chongqing Fengjie Financial Advisory Co., Ltd. 重庆丰捷财务咨询 有限公司	the PRC June 13, 2010	RMB	500,000	RMB	500,000	-	100%	Financial consultancy
Guangzhou Chengze Information Technology Co., Ltd. 广州诚泽信息科技 有限公司	the PRC December 11, 2006	RMB	3,000,000	RMB	3,000,000	-	100%	Software development and maintenance

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect

Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. 重庆市两江新区泛华 小额贷款有限公司	the PRC December 26, 2011	USD	30,000,000	USD	30,000,000	-	100%	Micro credit and mortgage agency services
Shenzhen Fanhua Micro-credit Co., Ltd. 深圳泛华小额贷款 有限公司	the PRC March 15, 2012	RMB	300,000,000	RMB	300,000,000	-	100%	Micro credit and mortgage agency services
Shenzhen Fanhua Fund Management Services Co., Ltd. 深圳泛华基金 管理服务有限公司	the PRC June 8, 2012	RMB	5,000,000	RMB	5,000,000	-	100%	Company register service
Guangzhou Heze Information Technology Co., Ltd. 广州和泽信息科技 有限公司	the PRC September 16, 2010	RMB	20,000,000	RMB	20,000,000	-	100%	Software development and maintenance
Beijing Lianxin Chuanghui Information Technology Co., Ltd. 北京联鑫创辉 信息技术有限公司	the PRC February 2, 2012	HKD	10,000,000	HKD	10,000,000	-	100%	Software development and maintenance
Shenzhen Fanlian Investment Co., Ltd. 深圳泛联投资有限公司	the PRC November 26, 2012	RMB	30,000,000	RMB	30,000,000	-	100%	Investment Holding
Fanhua Financial Leasing (Shenzhen) Co., Ltd. 泛华融资租赁 (深圳) 有限公司	the PRC September 4, 2012	USD	10,000,000	USD	10,000,000	-	100%	Financial leasing
Shenzhen Fanhua Chengyu Finance Service Co., Ltd. 深圳泛华诚誉金融配套 服务有限公司	the PRC March 15, 2013	RMB	10,000,000	RMB	10,000,000	-	100%	Labour outsourcing services
Beijing Fanhua Qilin Capital Management Co., Ltd. 北京泛华麒麟资本管理 有限公司	the PRC December 26, 2016	RMB	100,000,000	RMB	10,000,000	-	96%	Asset Management

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect

Shijiazhuang Fanhua Financial Advisory Co., Ltd. 石家庄泛华财务咨询 有限公司	the PRC July 27, 2017	RMB	2,000,000		-	-	100%	Financial Consultancy
Taizhou Fanhua Financial Advisory Co., Ltd. 泰州泛华财务咨询服务 有限公司	the PRC September 28, 2017	RMB	500,000		-	-	100%	Financial Consultancy
Xuzhou Shenfanlian Enterprise Management Co., Ltd. 徐州深泛联企业管理 有限公司	the PRC December 7, 2017	RMB	10,000,000		-	-	100%	Enterprise Management
Zhenjiang Fanhua Business Service Advisory Co., Ltd. 镇江泛华商务服务咨询 有限公司	the PRC October 16, 2017	RMB	500,000		-	-	100%	Business Advisory
Nantong Shenfanlian Enterprise Management Co., Ltd. 南通深泛联企业管理 有限公司	the PRC September 8, 2017	RMB	5,000,000		-	-	100%	Enterprise Management
Jiaxing Fanhua Enterprise Management Advisory Co., Ltd. 嘉兴泛华企业管理咨询 有限公司	the PRC February 7, 2018	RMB	500,000		-	-	100%	Enterprise Management
Baoding Fanjie Financial Advisory Co., Ltd. 保定泛杰财务咨询 有限公司	the PRC February 9, 2018	RMB	500,000		-	-	100%	Financial Consultancy
Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) 深圳泛诚商业运营管理合伙企业(有限合伙)	the PRC June 22, 2018	RMB	500,000,000	RMB	36,210,000	-	100%	Enterprise Management
Fanxiaoxuan Cultural Media (Guangzhou) Co., Ltd. 泛小宣文化传媒 (广州) 有限公司	the PRC July 16, 2018	RMB	1,000,000		-	-	100%	Enterprise Management

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect

Guangzhou Fanze Information Technology Co., Ltd. 广州泛泽信息科技 有限公司	the PRC February 27, 2019	RMB	10,000,000	-	-	100%	Software development and maintenance
Langfang Fanhua Technology Co., Ltd. 廊坊市泛华科技 有限公司	the PRC September 9, 2019	RMB	200,000	-	-	100%	Software development and maintenance
Shenyang Fanhua Financial Advisory Co., Ltd. 沈阳市泛华财务咨询 有限公司	the PRC November 18, 2019	RMB	1,000,000	-	-	100%	Financial consultancy

Variable interest entities ("VIEs")

An entity is a variable interest entity (VIE) if it meets the criteria outlined in Accounting Standards Codification (ASC) Topic 810, Consolidation, which are (i) the entity has equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) the entity has equity investors that cannot make significant decisions about the entity's operations or that do not absorb their proportionate share of the entity's expected losses or expected returns. The Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE's economic performance and a right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE (that is, the Group is the primary beneficiary). In addition to variable interests held in consolidated VIEs, the Group has variable interests in other VIEs that are not consolidated because the Group is not the primary beneficiary. However, these VIEs and all other unconsolidated VIEs are monitored by the Group to assess whether any events have occurred to cause its primary beneficiary status to change. All other entities not deemed to be VIEs with which the Group has involvement are evaluated for consolidation under other subtopics of ASC 810.

In the normal course of business, the Group engages in a variety of activities with VIEs. The Group determines whether it is the primary beneficiary of a VIE at the time it becomes involved with the variable interest entity and reconsiders that conclusion continually. In evaluating whether the Group is the primary beneficiary, the Group evaluates its economic interests in the entity. If the Group is determined to be the primary beneficiary of a VIE, it must account for the VIE as a consolidated subsidiary. If the Group is determined not to be the primary beneficiary of a VIE, such VIE is not consolidated.

The Group has segregated its involvement with VIEs between those VIEs which are consolidated and those VIEs which are not consolidated.

Consolidated VIEs

Structured funds

The Group grants loans to customers through structured funds set up by trust companies. The assets of the structured funds can only be used to settle obligations of consolidated VIEs. The cash of structured funds represents that funds established by the institutional trust companies through segregated bank accounts, including structured funds that are partially funded by the Group's own capital. The cash and cash equivalents of structured funds amounted to RMB2,457,242,507 and RMB1,073,209,525 as of December 31, 2018 and 2019 respectively can only be used to grant loans. The Group is general partner of the funds, promising the expected returns for limited partners, and providing credit enhancement on the loans to customers under the funds. The Group is also the manager of the funds, having the approval role for the loan origination and modification within the structured funds. The Group is the primary beneficiary of the funds as it has the power to direct the activities that most significantly impact the economic performance of the funds and it has obligation to absorb losses of the funds that could potentially be significant to the funds or the right to receive benefits from the funds that could potentially be significant to the funds.

Starting in March 2018, the Group has been working with trust companies to implement new funding arrangements. Under credit strengthening arrangements, the Group no longer provides credit enhancement on the loans to customers under the structured funds except for current outstanding loans under the existing trust products and loans to be granted thereunder. However, the Group still promises expected returns for limited partners under credit strengthening arrangements, which exposes the Group to obligation to absorb losses of the funds that could potentially be significant to the funds. The Group is still the manager of the structured funds, which gives the Group the power to direct the activities that most significantly impact the economic performance of the funds. The structured funds are not taxpayers according to PRC tax law. The Group consolidates the structured funds as it is the primary beneficiary of the funds as of December 31, 2018 and 2019.

Shenzhen Taotaojin Internet Financial Services Company Limited

Shenzhen Taotaojin Internet Financial Services Company Limited ("Taotaojin") was established in Shenzhen in 2014 with registered capital of RMB50 million. Taotaojin operates a peer-to-peer (P2P) online lending platform in China. The Group invested RMB50 million share capital into Taotaojin through the two shareholders who hold the equity interests in Taotaojin on behalf of the Group. There is no recourse to the Group. Pursuant to the agreements between the Group and the two shareholders, the two shareholders are not entitled to direct the activities that significantly impact Taotaojin's assets, operation and obligations. And the two shareholders authorized representatives designated by the Group to exercise all shareholders rights on the board. The shareholders of the Taotaojin also have irrevocably granted the Group an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under PRC law, all or part of such shareholders' equity interests in Taotaojin. Therefore, the Group has the power to direct the activities of Taotaojin that most significantly impact the economic performance based on its rights authorized by the shareholders. In addition, the Group has obligation to absorb losses of Taotaojin that could potentially be significant to Taotaojin as a result of the capital contributed through the loans to shareholders and other financial supports through intercompany transactions. The Group consolidates Taotaojin as it is a primary beneficiary of Taotaojin, the Group sold Taotaojin and its subsidiaries in September, 2017, to Shenzhen Dongfang Baoying Investments Co., Ltd., at consideration of RMB215,000,000. The Group recognized a pre-tax gain of RMB2,336,201 related to the sale.

The table sets forth the investments in the consolidated VIEs by the Group as of December 31, 2019.

Name of structured funds	Place and date of incorporation/ establishment	Principal activities
Jinghua Structured Fund 5 菁华5号信托计划	the PRC December 19, 2014	Micro credit
Jinghua Structured Fund 6 菁华6号信托计划	the PRC September 9, 2014	Micro credit
Bohai Trust Shenfanlian Micro Finance Structured Fund 渤海信托深泛联小微金融集合资金信托计划	the PRC September 14, 2016	Micro credit
Bohai Huihe SME Structured Fund 渤海汇和中小微企业经营贷集合资金信托计划	the PRC September 29, 2017	Micro credit
Zhongyuan Wealth Anhui Structured Fund 1 中原财富-安惠1期	the PRC January 20, 2017	Micro credit
Zhongyuan Wealth Anhui Structured Fund 2 中原财富-安惠2期	the PRC August 18, 2017	Micro credit
Beijing Fanhua Micro-credit Company Limited 北京泛华小额贷款有限公司	the PRC August 10, 2012	Micro credit and mortgage agency services
No.27 Jinghua Structured Fund 菁华27号信托计划	the PRC May, 18, 2018	Micro credit
No.29 Jinghua Structured Fund 菁华29号信托计划	the PRC May, 16, 2018	Micro credit
Yuecai Loan Structured Arrangement 粤财网贷合作计划	the PRC July 6, 2018	Micro credit
Zhonghai Lanhai Structured Fund 1 中海信托蓝海1号集合资金信托计划	the PRC July 18, 2018	Micro credit
Bairui Hengyi No.613 Structured Fund 百瑞恒益613号集合资金信托计划	the PRC July 25, 2018	Micro credit
Bohai Trust No.1 Huiying Structured Fund 渤海惠盈1号集合资金信托计划	the PRC September 10, 2018	Micro credit
Bohai Trust No.2 Shenzhen Fanhua United Structured Fund 渤海信托-深泛联2号集合资金信托计划	the PRC November 28, 2018	Micro credit

Name of structured funds	Place and date of incorporation/ establishment	Principal activities
Everbright No.1 Business Acceleration Structured Fund 光大助业1号集合资金信托计划	the PRC November 29, 2018	Micro credit
Jinghua Structured Fund 1 外贸信托菁华1号集合资金信托计划	the PRC May 8, 2019	Micro credit
Zhonghai Lanhai Structured Fund 1-2 中海信托-蓝海1-2号集合资金信托计划	the PRC June 28, 2019	Micro credit
Zhonghai Lanhai Structured Fund 1-3 中海信托-蓝海1-3号集合资金信托计划	the PRC September 11, 2019	Micro credit
Hunan Structured Fund 2019-1 湖南信托2019-1集合资金信托计划	the PRC September 23, 2019	Micro credit
Hunan Structured Fund 2019-2 湖南信托2019-2集合资金信托计划	the PRC September 23, 2019	Micro credit
Shaanxi International Xinglong Structured Fund 1-1 陕国投·兴隆1-1号集合资金信托计划	the PRC November 6, 2019	Micro credit
Shaanxi International Xinglong Structured Fund 2-1 陕国投·兴隆2-1号集合资金信托计划	the PRC September 24, 2019	Micro credit
Bairui Hengyi No.711 Structured Fund 百瑞恒益711号集合资金信托计划	the PRC September 20, 2019	Micro credit
Zhonghai Lanhai Structured Fund 1-4 中海信托-蓝海1-4号集合资金信托计划	the PRC October 10, 2019	Micro credit
Zhongyuan Wealth Anhui Structured Fund 49 中原信托-安惠49期	the PRC October 24, 2019	Micro credit
Bairui Hengyi No.724 Structured Fund 百瑞恒益724号集合资金信托计划	the PRC November 11, 2019	Micro credit
Zhonghai Lanhai Structured Fund 1-5 中海信托-蓝海1-5号集合资金信托计划	the PRC November 19, 2019	Micro credit
Zhonghai Lanhai Structured Fund 1-6 中海信托-蓝海1-6号集合资金信托计划	the PRC December 20, 2019	Micro credit
No. 50 Jinghua Structured Fund 外贸信托菁华50号资管计划	the PRC April 26, 2019	Micro credit
No. 70 Jinghua Structured Fund 外贸信托菁华70号资管计划	the PRC December 25, 2019	Micro credit and idle funds management services

The table sets forth the assets and liabilities of the consolidated VIEs included in the Group's consolidated balance sheets:

	December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	2,556,453,812	1,075,146,003
Loans principal, interest and financing service fee receivables	14,693,474,990	10,096,892,280
Available-for-sale investments	270,497,995	865,685,426
Deferred tax assets	216,380	167
Other assets	192,135,492	538,987,372

Total assets	17,712,778,669	12,576,711,248

Interest-bearing borrowings	12,552,191,338	7,090,260,790
Income taxes payable	956,881	642,912
Other liabilities	772,026,076	1,592,662,264

Total liabilities	13,325,174,295	8,683,565,966

The table sets forth the results of operations of the VIEs included in the Group's consolidated statements of comprehensive income:

	2017	2018	2019
	RMB	RMB	RMB
Revenues	3,247,097,840	4,030,796,059	2,939,040,096
Net income	1,074,500,910	910,293,862	663,949,174

The table sets forth the cash flows of the VIEs included in the Group's consolidated statements of cash flows:

	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by/ (used in) operating activities	3,858,370,455	367,720,114	(426,302,852)
Net cash (used in)/provided by investing activities	(8,905,181,155)	274,412,708	4,207,318,357
Net cash provided by/ (used in) financing activities	5,916,858,297	909,251,326	(5,262,323,314)